Note 6 - Accrued Expenses (Details Textual) - USD ($)	Jan. 31, 2025	Dec. 31, 2024	Apr. 29, 2023
Fines Payable	$ 1,125,000	$ 1,125,000
Charitable Donations Payable	$ 375,000	375,000
Corporate Payment Guarantee Two [Member]
Guarantor Obligations, Current Carrying Value		$ 1,500,000	$ 2,000,000